PENN CAPITAL SHORT DURATION HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

CORPORATE BONDS — 94.1%	PRINCIPAL	VALUE
Aerospace & Defense — 3.8%
Bombardier, Inc., 7.230%, 6/15/2026*	$290	$289,976
Moog, Inc., 6.384%, 12/15/2027*	630	584,603
TransDigm, Inc., 6.802%, 3/15/2026*	170	168,827
Triumph Group, Inc., 8.024%, 3/15/2028*	155	159,112
		1,202,518
Airlines — 3.2%
American Airlines, Inc., 5.184%, 7/15/2025*	115	125,850
American Airlines, Inc., 7.719%, 2/15/2028*	500	493,823
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 5.480%, 9/20/2025*	215	157,777
VistaJet Malta Finance PLC, 9.190%, 5/1/2027*	260	219,700
		997,150
Apparel & Textile Products — 0.8%
Michael Kors USA, Inc., 3.581%, 11/1/2024*	260	254,483

Auto Parts Manufacturing — 0.8%
Goodyear Tire & Rubber Co., 7.000%, 5/31/2025	255	259,463

Automobiles Manufacturing — 2.1%
Ford Motor Credit Co. LLC, 6.224%, 3/18/2024	650	648,697

Banks — 2.1%
Fifth Third Bancorp, 7.117%, 1/16/2024	215	214,374
Huntington Bancshares, Inc./OH, 8.714%, 8/6/2024	215	209,501
Popular, Inc., 7.299%, 3/13/2028	230	230,230
		654,105
Cable & Satellite — 2.6%
CCO Holdings LLC, 7.009%, 5/1/2027*	592	563,262
DISH Network Corp., 10.042%, 11/15/2027*	250	248,157
		811,419
Casinos & Gaming — 3.2%
Caesars Entertainment, Inc., 5.967%, 7/1/2025*	385	382,784
International Game Technology PLC, 4.662%, 2/15/2025*	199	198,963
Las Vegas Sands Corp., 6.361%, 8/8/2024	440	430,089
		1,011,836
Chemicals — 4.8%
Avient Corp., 6.039%, 5/15/2025*	240	239,159
Methanex Corp., 3.972%, 12/1/2024	255	252,349
NOVA Chemicals Corp., 3.350%, 6/1/2024*	530	523,981
Olin Corp., 6.217%, 9/15/2027	455	433,183
		1,448,672
Commercial Finance — 1.0%
Fortress Transportation and Infrastructure Investors LLC, 6.888%, 10/1/2025*	92	91,383
Fortress Transportation and Infrastructure Investors LLC, 7.472%, 8/1/2027*	200	207,982
		299,365
Consumer Finance — 7.3%
Enact Holdings, Inc., 5.326%, 8/15/2025*	275	271,628
Navient Corp., 7.863%, 6/25/2025	345	347,488
OneMain Finance Corp., 7.333%, 3/15/2026	365	368,051
OneMain Finance Corp., 7.909%, 1/15/2028	375	364,449
Radian Group, Inc., 5.319%, 10/1/2024	575	563,058
SLM Corp., 3.657%, 10/29/2025	205	194,635
Starwood Property Trust, Inc., 4.603%, 12/31/2024*	195	188,587
		2,297,896
Consumer Services — 1.8%
Arrow Bidco LLC, 10.782%, 6/15/2025*	110	112,475
Prime Security Services Borrower LLC, 4.166%, 4/15/2024*	434	431,433
		543,908
Containers & Packaging — 2.4%
Crown Cork & Seal Co., Inc., 3.435%, 12/15/2026	618	637,374
Owens-Brockway Glass Container, Inc., 6.698%, 5/13/2027*	95	94,022
		731,396
Department Stores — 0.3%
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 5.893%, 4/1/2026*	115	107,725

Electrical Equipment Manufacturing — 1.3%
WESCO Distribution, Inc., 6.789%, 6/15/2025*	408	408,581

Entertainment Content — 1.1%
AMC Networks, Inc., 5.000%, 4/1/2024	273	272,727
TEGNA, Inc., 7.439%, 3/15/2028	80	72,754
		345,481
Entertainment Resources — 2.0%
Live Nation Entertainment, Inc., 5.246%, 11/1/2024*	135	133,481
SeaWorld Parks & Entertainment, Inc., 6.479%, 5/1/2025*	270	273,096
Vail Resorts, Inc., 5.625%, 5/15/2025*	215	214,384
		620,961
Exploration & Production — 5.0%
Chesapeake Energy Corp., 6.203%, 2/1/2026*	175	171,547
Civitas Resources, Inc., 7.117%, 10/15/2026*	160	152,581
Civitas Resources, Inc., 7.927%, 7/1/2028*	150	153,629
Energy Ventures Gom LLC / EnVen Finance Corp., 9.928%, 4/15/2026*	76	78,660
Hilcorp Energy I LP, 7.408%, 11/1/2028*	160	155,674
Northern Oil and Gas, Inc., 7.673%, 3/1/2028*	400	404,126
Permian Resources Operating LLC, 8.659%, 4/15/2027*	165	168,515
SM Energy Co., 7.271%, 9/15/2026	185	182,582
Talos Production, Inc., 8.209%, 1/15/2026	85	87,968
		1,555,282
Financial Services — 0.9%
Oppenheimer Holdings, Inc., 5.500%, 10/1/2025	220	211,750
PRA Group, Inc., 11.192%, 2/1/2028*	85	77,138
		288,888
Food & Beverage — 0.8%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/2025*	266	260,895

Forest & Paper Products Manufacturing — 0.7%
Mercer International, Inc., 8.183%, 1/15/2026	235	220,798

Hardware — 0.2%
Xerox Corp., 3.213%, 5/15/2024	50	49,042

Health Care Facilities & Services — 4.8%
Acadia Healthcare Co., Inc., 6.581%, 7/1/2028*	330	316,154
HCA, Inc., 3.450%, 2/1/2025	465	462,270
Modivcare, Inc., 8.344%, 11/15/2025*	105	102,223
Owens & Minor, Inc., 3.413%, 12/15/2024	625	608,787
		1,489,434
Homebuilders — 1.4%
Meritage Homes Corp., 5.413%, 6/1/2025	142	140,580
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 2.831%, 6/15/2024	300	297,750
		438,330
Industrial Other — 0.3%
United Rentals North America, Inc., 6.182%, 5/15/2027	100	98,524

Internet Media — 2.8%
Match Group Holdings II LLC, 6.809%, 12/15/2027*	615	588,899
TripAdvisor, Inc., 5.914%, 7/15/2025*	275	275,927
		864,826
Machinery Manufacturing — 2.3%
Hillenbrand, Inc., 4.845%, 6/15/2025	235	232,091
Regal Rexnord Corp., 6.139%, 2/15/2026*	180	179,686
Titan International, Inc., 8.338%, 4/30/2028	320	309,005
		720,782
Metals & Mining — 0.4%
Carpenter Technology Corp., 6.705%, 7/15/2028	135	132,626

Oil & Gas Services & Equipment — 3.7%
Solaris Midstream Holdings LLC, 8.425%, 4/1/2026*	165	160,229
TechnipFMC PLC, 5.253%, 2/1/2026*	182	180,120
Transocean Aquila Ltd., 8.001%, 9/30/2028*	160	160,315
Transocean, Inc., 8.408%, 1/30/2027*	150	156,000
USA Compression Partners LP / USA Compression Finance Corp., 7.765%, 9/1/2027	235	231,974
Weatherford International Ltd., 6.433%, 9/15/2028*	253	255,530
		1,144,168
Pharmaceuticals — 0.6%
Teva Pharmaceutical Finance Netherlands III BV, 3.123%, 4/15/2024	200	199,351

Pipeline — 4.8%
Blue Racer Midstream LLC, 5.960%, 12/15/2025*	255	257,563
Buckeye Partners LP, 6.518%, 3/1/2025*	262	255,198
EQM Midstream Partners LP, 7.037%, 8/1/2024	351	343,636
Harvest Midstream I LP, 7.617%, 9/1/2028*	235	231,566
New Fortress Energy, Inc., 9.497%, 9/30/2026*	160	151,968
Venture Global LNG, Inc., 8.124%, 6/1/2028*	250	247,867
		1,487,798
Power Generation — 3.1%
Calpine Corp., 6.483%, 6/1/2026*	155	152,180
Calpine Corp., 7.605%, 3/15/2028*	330	310,574
Vistra Operations Co. LLC, 6.725%, 9/1/2026*	509	499,621
		962,375
Property & Casualty Insurance — 1.6%
NMI Holdings, Inc., 5.030%, 6/1/2025*	490	492,769

Publishing & Broadcasting — 2.0%
Gray Television, Inc., 10.548%, 5/15/2027*	330	299,888
Nexstar Media, Inc., 8.574%, 7/15/2027*	330	312,450
		612,338
Real Estate — 5.0%
HAT Holdings I LLC, 5.510%, 4/15/2025*	345	340,097
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.925%, 6/1/2025*	252	253,516
RHP Hotel Properties LP / RHP Finance Corp., 7.247%, 7/15/2028*	225	228,495
Service Properties Trust, 8.922%, 10/1/2024	135	134,851
VICI Properties LP / VICI Note Co., Inc., 3.042%, 5/1/2024*	595	592,415
		1,549,374
Restaurants — 0.7%
Dave & Buster's, Inc., 7.529%, 11/1/2025*	205	205,569

Retail - Consumer Discretionary — 1.7%
Abercrombie & Fitch Management Co., 6.807%, 7/15/2025*	230	233,467
Bath & Body Works, Inc., 3.238%, 7/1/2025*	268	280,037
		513,504
Retail - Consumer Staples — 0.4%
KeHE Distributors LLC, 6.366%, 10/15/2026*	132	132,121

Software & Services — 0.8%
Gen Digital, Inc., 6.745%, 9/30/2027*	235	236,572

Tobacco — 0.5%
Turning Point Brands, Inc., 8.357%, 2/15/2026*	165	153,863

Transportation & Logistics — 0.6%
XPO, Inc., 4.954%, 5/1/2025*	192	190,118

Travel & Lodging — 5.1%
Lindblad Expeditions Holdings, Inc., 8.135%, 5/15/2028*	150	151,372
NCL Corp. Ltd., 7.354%, 2/1/2028*	265	274,128
Royal Caribbean Cruises Ltd., 8.616%, 7/15/2027*	555	533,971
Travel + Leisure Co., 4.301%, 10/1/2025	325	324,082
Travel + Leisure Co., 4.426%, 7/31/2026*	260	259,887
		1,543,440
Utilities — 0.8%
NextEra Energy Operating Partners LP, 3.637%, 7/15/2024*	260	256,523

Wireline Telecommunications Services — 2.5%
Cogent Communications Group, Inc., 7.819%, 6/15/2027*	220	216,150
Frontier Communications Holdings LLC, 8.210%, 10/15/2027	595	558,989
		775,139
TOTAL CORPORATE BONDS (COST $29,417,935)		29,218,105
	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 4.1%
Money Market Deposit Accounts — 4.1%
U.S. Bank Money Market Deposit Account, 3.27% (a)	1,286	1,286,412
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $1,286,412)		1,286,412
TOTAL SHORT-TERM INVESTMENTS (COST $1,286,412)		1,286,412
TOTAL INVESTMENTS (COST $30,704,347) — 98.2%		30,504,517
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		556,229
TOTAL NET ASSETS — 100.0%		$31,060,746

Percentages are stated as a percent of net assets.

PLC Public Limited Company

*
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of November 30, 2023, total market value of Rule 144A securities is $19,452,014 or 62.7% of net assets.

(a)	The rate shown is as of November 30, 2023.

PENN CAPITAL SHORT DURATION HIGH INCOME FUND
PORTFOLIO HOLDINGS SUMMARY TABLE
NOVEMBER 30, 2023 (UNAUDITED)

COUNTRY EXPOSURE (as a percentage of total investments)

CORPORATE BONDS
United States	86.0%
Canada	2.7%
Liberia	1.8%
Bermuda	1.7%
United Kingdom	1.2%
Cayman Islands	1.0%
Puerto Rico	0.8%
Netherlands	0.7%
SHORT-TERM INVESTMENTS
United States	4.1%

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

PENN CAPITAL SHORT DURATION HIGH INCOME FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Fixed Income Securities
Corporate Bonds	$29,218,104	$–	$29,218,104	$–
Total Fixed Income Securities	$29,218,104	$–	$29,218,104	$–

Short-Term Investments
Money Market Deposit Accounts	$1,286,412	$1,286,412	$–	$–
Total Short-Term Investments	$1,286,412	$1,286,412	$–	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.